LOANS AND PAYMENT PLAN RECEIVABLES, Loan Ratings by Loan Class (Details) - USD ($) $ in Thousands		Dec. 31, 2015	Dec. 31, 2014
Loan ratings/credit scores by loan class [Abstract]
Commercial loan		$ 748,398	$ 690,955
Accrued interest included in total		$ 4,837	4,454
Credit ratings of insurer or risk retention group counterparties [Abstract]
Subsidiary's outstanding payment plan insured by third party		63.20%
Subsidiary's payment outstanding payment plan 2, insured by third party		18.70%
Payment Plan Receivables, Full Refund		$ 21,850	27,853
Payment Plan Receivables, Partial Refund		6,479	7,094
Payment Plan Receivables, Other		6,270	5,054
Total		34,599	40,001
Commercial [Member]
Loan ratings/credit scores by loan class [Abstract]
Commercial loan		750,267	692,570
Accrued interest included in total		1,869	1,615
Commercial [Member] | Non-Watch 1-6 [Member]
Loan ratings/credit scores by loan class [Abstract]
Commercial loan		709,099	645,082
Accrued interest included in total		1,729	1,479
Commercial [Member] | Watch 7-8 [Member]
Loan ratings/credit scores by loan class [Abstract]
Commercial loan		29,363	34,609
Accrued interest included in total		108	111
Commercial [Member] | Substandard Accrual 9 [Member]
Loan ratings/credit scores by loan class [Abstract]
Commercial loan		8,349	8,306
Accrued interest included in total		32	25
Commercial [Member] | Non Accrual 10-11 [Member]
Loan ratings/credit scores by loan class [Abstract]
Commercial loan		3,456	4,573
Accrued interest included in total		0	0
Commercial [Member] | Income Producing - Real Estate [Member]
Loan ratings/credit scores by loan class [Abstract]
Commercial loan		306,214	253,066
Commercial [Member] | Income Producing - Real Estate [Member] | Non-Watch 1-6 [Member]
Loan ratings/credit scores by loan class [Abstract]
Commercial loan		296,898	241,266
Commercial [Member] | Income Producing - Real Estate [Member] | Watch 7-8 [Member]
Loan ratings/credit scores by loan class [Abstract]
Commercial loan		6,866	8,649
Commercial [Member] | Income Producing - Real Estate [Member] | Substandard Accrual 9 [Member]
Loan ratings/credit scores by loan class [Abstract]
Commercial loan		1,423	1,918
Commercial [Member] | Income Producing - Real Estate [Member] | Non Accrual 10-11 [Member]
Loan ratings/credit scores by loan class [Abstract]
Commercial loan		1,027	1,233
Commercial [Member] | Land, Land Development and Construction Real Estate [Member]
Loan ratings/credit scores by loan class [Abstract]
Commercial loan		44,483	34,338
Commercial [Member] | Land, Land Development and Construction Real Estate [Member] | Non-Watch 1-6 [Member]
Loan ratings/credit scores by loan class [Abstract]
Commercial loan		40,844	30,869
Commercial [Member] | Land, Land Development and Construction Real Estate [Member] | Watch 7-8 [Member]
Loan ratings/credit scores by loan class [Abstract]
Commercial loan		2,995	2,485
Commercial [Member] | Land, Land Development and Construction Real Estate [Member] | Substandard Accrual 9 [Member]
Loan ratings/credit scores by loan class [Abstract]
Commercial loan		243	390
Commercial [Member] | Land, Land Development and Construction Real Estate [Member] | Non Accrual 10-11 [Member]
Loan ratings/credit scores by loan class [Abstract]
Commercial loan		401	594
Commercial [Member] | Commercial and Industrial [Member]
Loan ratings/credit scores by loan class [Abstract]
Commercial loan		399,570	405,166
Commercial [Member] | Commercial and Industrial [Member] | Non-Watch 1-6 [Member]
Loan ratings/credit scores by loan class [Abstract]
Commercial loan		371,357	372,947
Commercial [Member] | Commercial and Industrial [Member] | Watch 7-8 [Member]
Loan ratings/credit scores by loan class [Abstract]
Commercial loan		19,502	23,475
Commercial [Member] | Commercial and Industrial [Member] | Substandard Accrual 9 [Member]
Loan ratings/credit scores by loan class [Abstract]
Commercial loan		6,683	5,998
Commercial [Member] | Commercial and Industrial [Member] | Non Accrual 10-11 [Member]
Loan ratings/credit scores by loan class [Abstract]
Commercial loan		2,028	2,746
Mortgage [Member]
Loan ratings/credit scores by loan class [Abstract]
800 and above	[1]	57,083	52,490
750-799	[1]	167,515	139,075
700-749	[1]	110,802	98,199
650-699	[1]	80,140	83,365
600-649	[1]	38,108	39,874
550-599	[1]	22,729	27,715
500-549	[1]	13,528	18,831
Under 500	[1]	5,771	8,074
Unknown	[1]	7,048	7,175
Total	[1]	502,724	474,798
Accrued interest included in total	[1]	2,270	2,170
Mortgage [Member] | 1-4 Family [Member]
Loan ratings/credit scores by loan class [Abstract]
800 and above	[1]	28,760	27,918
750-799	[1]	78,802	72,674
700-749	[1]	56,519	52,843
650-699	[1]	51,813	51,664
600-649	[1]	27,966	27,770
550-599	[1]	16,714	21,361
500-549	[1]	10,610	14,575
Under 500	[1]	4,708	6,306
Unknown	[1]	3,733	4,075
Total	[1]	279,625	279,186
Accrued interest included in total	[1]	1,396	1,311
Mortgage [Member] | Resort Lending [Member]
Loan ratings/credit scores by loan class [Abstract]
800 and above	[1]	13,943	14,484
750-799	[1]	40,888	45,950
700-749	[1]	31,980	32,660
650-699	[1]	17,433	20,250
600-649	[1]	4,991	6,538
550-599	[1]	3,070	3,639
500-549	[1]	1,051	2,156
Under 500	[1]	554	875
Unknown	[1]	2,110	2,184
Total	[1]	116,020	128,736
Accrued interest included in total	[1]	477	562
Mortgage [Member] | Home Equity - 1st Lien [Member]
Loan ratings/credit scores by loan class [Abstract]
800 and above	[1]	4,374	3,863
750-799	[1]	7,137	6,128
700-749	[1]	4,341	3,054
650-699	[1]	3,203	3,257
600-649	[1]	1,467	1,704
550-599	[1]	1,027	994
500-549	[1]	572	699
Under 500	[1]	244	261
Unknown	[1]	199	242
Total	[1]	22,564	20,202
Accrued interest included in total	[1]	87	88
Mortgage [Member] | Home Equity - 2nd Lien [Member]
Loan ratings/credit scores by loan class [Abstract]
800 and above	[1]	7,696	6,225
750-799	[1]	17,405	14,323
700-749	[1]	11,022	9,642
650-699	[1]	7,691	8,194
600-649	[1]	3,684	3,862
550-599	[1]	1,918	1,721
500-549	[1]	1,295	1,401
Under 500	[1]	265	632
Unknown	[1]	282	674
Total	[1]	51,258	46,674
Accrued interest included in total	[1]	196	209
Mortgage [Member] | Purchased Loans [Member]
Loan ratings/credit scores by loan class [Abstract]
800 and above	[1]	2,310	0
750-799	[1]	23,283	0
700-749	[1]	6,940	0
650-699	[1]	0	0
600-649	[1]	0	0
550-599	[1]	0	0
500-549	[1]	0	0
Under 500	[1]	0	0
Unknown	[1]	724	0
Total	[1]	33,257	0
Accrued interest included in total	[1]	114	0
Installment [Member]
Loan ratings/credit scores by loan class [Abstract]
800 and above	[1]	47,886	36,674
750-799	[1]	97,379	81,375
700-749	[1]	41,889	38,337
650-699	[1]	24,645	26,207
600-649	[1]	9,505	11,225
550-599	[1]	5,252	5,962
500-549	[1]	3,142	3,920
Under 500	[1]	1,001	1,303
Unknown	[1]	1,598	2,044
Total	[1]	232,297	207,047
Accrued interest included in total	[1]	698	669
Installment [Member] | Home Equity - 1st Lien [Member]
Loan ratings/credit scores by loan class [Abstract]
800 and above	[1]	1,792	2,272
750-799	[1]	4,117	5,677
700-749	[1]	2,507	3,111
650-699	[1]	3,508	3,963
600-649	[1]	2,173	3,434
550-599	[1]	1,800	2,019
500-549	[1]	1,056	1,128
Under 500	[1]	223	393
Unknown	[1]	59	77
Total	[1]	17,235	22,074
Accrued interest included in total	[1]	78	93
Installment [Member] | Home Equity - 2nd Lien [Member]
Loan ratings/credit scores by loan class [Abstract]
800 and above	[1]	1,782	2,835
750-799	[1]	5,931	8,557
700-749	[1]	3,899	6,358
650-699	[1]	4,182	5,477
600-649	[1]	2,153	2,408
550-599	[1]	1,346	1,913
500-549	[1]	855	1,036
Under 500	[1]	370	427
Unknown	[1]	32	81
Total	[1]	20,550	29,092
Accrued interest included in total	[1]	83	112
Installment [Member] | Loans Not Secured By Real Estate [Member]
Loan ratings/credit scores by loan class [Abstract]
800 and above	[1]	44,254	31,507
750-799	[1]	86,800	66,558
700-749	[1]	34,789	28,179
650-699	[1]	16,456	16,152
600-649	[1]	4,979	5,128
550-599	[1]	1,997	1,896
500-549	[1]	1,170	1,672
Under 500	[1]	385	455
Unknown	[1]	1,503	1,842
Total	[1]	192,333	153,389
Accrued interest included in total	[1]	520	445
Installment [Member] | Other [Member]
Loan ratings/credit scores by loan class [Abstract]
800 and above	[1]	58	60
750-799	[1]	531	583
700-749	[1]	694	689
650-699	[1]	499	615
600-649	[1]	200	255
550-599	[1]	109	134
500-549	[1]	61	84
Under 500	[1]	23	28
Unknown	[1]	4	44
Total	[1]	2,179	2,492
Accrued interest included in total	[1]	17	19
AM Best Rating A+ [Member]
Credit ratings of insurer or risk retention group counterparties [Abstract]
Payment Plan Receivables, Full Refund		0	0
Payment Plan Receivables, Partial Refund		6	43
Payment Plan Receivables, Other		0	0
Total		6	43
AM Best Rating, A Ratings [Member]
Credit ratings of insurer or risk retention group counterparties [Abstract]
Payment Plan Receivables, Full Refund		2,712	10,007
Payment Plan Receivables, Partial Refund		5,203	6,190
Payment Plan Receivables, Other		0	0
Total		7,915	16,197
AM Best Rating, A- Rating [Member]
Credit ratings of insurer or risk retention group counterparties [Abstract]
Payment Plan Receivables, Full Refund		3,418	1,989
Payment Plan Receivables, Partial Refund		1,177	685
Payment Plan Receivables, Other		6,265	5,054
Total		10,860	7,728
Not Rated [Member]
Credit ratings of insurer or risk retention group counterparties [Abstract]
Payment Plan Receivables, Full Refund		15,720	15,857
Payment Plan Receivables, Partial Refund		93	176
Payment Plan Receivables, Other		5	0
Total		$ 15,818	$ 16,033

[1]	Credit scores have been updated within the last twelve months.